Shareholder Report	12 Months Ended
Aug. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Fidelity Salem Street Trust
Entity Central Index Key	0000035315
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Fidelity Series Investment Grade Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Investment Grade Bond Fund
Class Name	Fidelity® Series Investment Grade Bond Fund
Trading Symbol	FSIGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Investment Grade Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Investment Grade Bond Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Against this backdrop, both sector allocation and security selection contributed to the fund's outperformance of the Bloomberg U.S. Aggregate Bond Index for the fiscal year.
•In terms of sector allocation, the fund's overweights in asset-backed securities, mortgage-backed securities and commercial mortgage-backed securities segments each helped relative performance the past 12 months.
•As for security selection, fund holdings in the corporate segment made a notable contribution, led by picks among financials, particularly REITs and banks.
•Picks among MBS also helped relative performance this period, as did choices among ABS, with fund holdings in collateralized loan obligations providing a boost. Security selection among CMBS were beneficial as well.
•In contrast, the fund's underweight in industrial bonds within the corporate sector detracted versus the index the past 12 months.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Series Investment Grade Bond Fund $10,000 $10,079 $10,771 $10,927 $10,878 $11,983 $12,962 $13,229 $11,759 $11,757 $12,732 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Series Investment Grade Bond Fund 8.29% 1.22% 2.44% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 36,297,786,651
Holdings Count | shares	5,101
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	219.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$36,297,786,651
Number of Holdings	5,101
Total Advisory Fee	$0
Portfolio Turnover	219%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 64.1 AAA 9.3 AA 0.6 A 7.8 BBB 16.6 BB 2.4 B 1.1 CCC,CC,C 0.0 Not Rated 4.5 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (6.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 39.4 Corporate Bonds 25.6 U.S. Government Agency - Mortgage Securities 24.7 Asset-Backed Securities 8.6 CMOs and Other Mortgage Related Securities 7.9 Other Investments 0.2 Foreign Government and Government Agency Obligations 0.0 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (6.4)% United States 90.1 Grand Cayman (UK Overseas Ter) 4.5 United Kingdom 1.3 Mexico 1.1 Ireland 0.7 Switzerland 0.6 Germany 0.5 France 0.3 Canada 0.2 Others 0.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 29.4 US Treasury Bonds 10.0 Fannie Mae Mortgage pass-thru certificates 8.0 Ginnie Mae II Pool 6.2 Freddie Mac Gold Pool 5.2 Uniform Mortgage Backed Securities 4.3 Freddie Mac Multiclass Mortgage participation certificates 1.2 Petroleos Mexicanos 1.1 JPMorgan Chase & Co 1.1 Goldman Sachs Group Inc/The 0.9 67.4
Fidelity Advisor Corporate Bond Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class M
Trading Symbol	FCBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark for the fiscal year, while sector positioning had a roughly neutral impact overall.
•Bond picks among issuers in the financials sector added the most value. Having greater-than-benchmark exposure to financials also helped.
•Within financials, selection among banks contributed the most, followed by investment choices among insurance companies and overall positioning in real estate investment trusts.
•Picks among industrial issuers also notably aided relative performance, as did a sizable underweight in the sector.
•Within industrials, selection among consumer-focused companies led the way. Positioning among information technology issuers in the benchmark provided a further boost, along with picks in the energy category.
•Holding of bonds issued by electric utility companies modestly contributed.
•In terms of yield-curve positioning, the fund benefited from overweight exposure to the intermediate-maturity 5-10 year portion of the curve.
•Outside of corporate credit, an allocation to U.S. Treasuries and cash - held for liquidity and risk-management purposes - meaningfully detracted. This negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class M $9,600 $9,505 $10,331 $10,573 $10,462 $11,784 $12,694 $12,975 $10,918 $10,989 $12,031 Bloomberg U.S. Credit Bond Index $10,000 $9,957 $10,868 $11,074 $10,965 $12,389 $13,269 $13,569 $11,611 $11,709 $12,761 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class M (incl. 4.00% sales charge) 5.11% -0.40% 1.87% Class M (without 4.00% sales charge) 9.49% 0.42% 2.28% Bloomberg U.S. Credit Bond Index 8.98% 0.59% 2.47% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,001,136,363
Holdings Count | shares	621
Advisory Fees Paid, Amount	$ 6,038,514
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,001,136,363
Number of Holdings	621
Total Advisory Fee	$6,038,514
Portfolio Turnover	30%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 9.8 AAA 0.1 AA 0.0 A 17.0 BBB 60.7 BB 6.5 B 0.7 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 5.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.4 U.S. Treasury Obligations 9.8 Asset-Backed Securities 0.3 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) United States 79.9 United Kingdom 4.0 Canada 3.3 Ireland 2.6 France 2.1 Germany 1.9 Switzerland 1.4 Netherlands 1.1 Spain 0.9 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 9.5 Bank of America Corp 2.1 JPMorgan Chase & Co 1.9 Boeing Co 1.5 UBS Group AG 1.4 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.1 Wells Fargo & Co 1.1 Duke Energy Corp 1.1 HSBC Holdings PLC 1.1 CVS Health Corp 1.1 21.9
Fidelity Corporate Bond Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity® Corporate Bond Fund
Trading Symbol	FCBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Corporate Bond Fund	$ 47	0.45%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.45%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark for the fiscal year, while sector positioning had a roughly neutral impact overall.
•Bond picks among issuers in the financials sector added the most value. Having greater-than-benchmark exposure to financials also helped.
•Within financials, selection among banks contributed the most, followed by investment choices among insurance companies and overall positioning in real estate investment trusts.
•Picks among industrial issuers also notably aided relative performance, as did a sizable underweight in the sector.
•Within industrials, selection among consumer-focused companies led the way. Positioning among information technology issuers in the benchmark provided a further boost, along with picks in the energy category.
•Holding of bonds issued by electric utility companies modestly contributed.
•In terms of yield-curve positioning, the fund benefited from overweight exposure to the intermediate-maturity 5-10 year portion of the curve.
•Outside of corporate credit, an allocation to U.S. Treasuries and cash - held for liquidity and risk-management purposes - meaningfully detracted. This negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® Corporate Bond Fund $10,000 $9,942 $10,850 $11,151 $11,080 $12,532 $13,550 $13,897 $11,737 $11,858 $13,031 Bloomberg U.S. Credit Bond Index $10,000 $9,957 $10,868 $11,074 $10,965 $12,389 $13,269 $13,569 $11,611 $11,709 $12,761 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® Corporate Bond Fund 9.89% 0.78% 2.68% Bloomberg U.S. Credit Bond Index 8.98% 0.59% 2.47% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,001,136,363
Holdings Count | shares	621
Advisory Fees Paid, Amount	$ 6,038,514
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,001,136,363
Number of Holdings	621
Total Advisory Fee	$6,038,514
Portfolio Turnover	30%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 9.8 AAA 0.1 AA 0.0 A 17.0 BBB 60.7 BB 6.5 B 0.7 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 5.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.4 U.S. Treasury Obligations 9.8 Asset-Backed Securities 0.3 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) United States 79.9 United Kingdom 4.0 Canada 3.3 Ireland 2.6 France 2.1 Germany 1.9 Switzerland 1.4 Netherlands 1.1 Spain 0.9 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 9.5 Bank of America Corp 2.1 JPMorgan Chase & Co 1.9 Boeing Co 1.5 UBS Group AG 1.4 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.1 Wells Fargo & Co 1.1 Duke Energy Corp 1.1 HSBC Holdings PLC 1.1 CVS Health Corp 1.1 21.9
Fidelity Series Short-Term Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Short-Term Credit Fund
Class Name	Fidelity® Series Short-Term Credit Fund
Trading Symbol	FYBTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Short-Term Credit Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Short-Term Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, security selection and, to a lesser extent, sector allocation each contributed to performance versus the benchmark.
•The fund's non-benchmark exposure to asset-backed securities, including car loan debt and collateralized loan obligations, meaningfully contributed. An out-of-benchmark allocation to commercial mortgage-backed securities helped as well.
•In contrast, the fund's yield-curve positioning detracted from relative performance.
•At period end, corporate credit holdings made up 71% of fund assets, down from roughly 76% a year ago and underweight versus the benchmark average of 82%. Out-of-benchmark exposure to asset-backed securities stood at roughly 17% as of August 31, while U.S. Treasurys composed about 6% of the portfolio.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 27, 2015 through August 31, 2024. Initial investment of $10,000. Fidelity® Series Short-Term Credit Fund $10,000 $10,001 $10,199 $10,320 $10,405 $10,927 $11,402 $11,511 $11,082 $11,419 Bloomberg U.S. Credit 1-3 Years Bond Index $10,000 $10,013 $10,251 $10,414 $10,476 $11,009 $11,451 $11,558 $11,112 $11,359 Bloomberg U.S. Aggregate Bond Index $10,000 $9,897 $10,488 $10,539 $10,429 $11,490 $12,233 $12,223 $10,816 $10,686 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Short-Term Credit Fund 7.40% 2.33% 2.19% Bloomberg U.S. Credit 1-3 Years Bond Index 7.04% 2.01% 2.09% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.46% A From March 27, 2015 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 27, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 480,107,974
Holdings Count | shares	401
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$480,107,974
Number of Holdings	401
Total Advisory Fee	$0
Portfolio Turnover	72%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 7.2 AAA 16.2 AA 2.8 A 32.3 BBB 36.0 BB 1.9 B 0.0 Not Rated 2.9 Short-Term Investments and Net Other Assets (Liabilities) 0.7 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 69.6 Asset-Backed Securities 16.0 U.S. Treasury Obligations 6.3 CMOs and Other Mortgage Related Securities 5.3 Other Investments 1.2 U.S. Government Agency - Mortgage Securities 0.9 Short-Term Investments and Net Other Assets (Liabilities) 0.7 ASSET ALLOCATION (% of Fund's net assets) United States 75.9 United Kingdom 5.4 Germany 5.4 Grand Cayman (Uk Overseas Ter) 3.6 Canada 2.5 Japan 2.0 Ireland 1.6 Netherlands 0.6 Switzerland 0.5 Others 2.5 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 6.3 JPMorgan Chase & Co 3.1 Bank of America Corp 2.8 Wells Fargo & Co 2.3 HSBC Holdings PLC 2.1 General Motors Financial Co Inc 2.1 T-Mobile USA Inc 1.8 Hyundai Capital America 1.6 Cf Hippolyta Issuer LLC 1.6 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.4 25.1
Fidelity Advisor Corporate Bond Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class A
Trading Symbol	FCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 81	0.77%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark for the fiscal year, while sector positioning had a roughly neutral impact overall.
•Bond picks among issuers in the financials sector added the most value. Having greater-than-benchmark exposure to financials also helped.
•Within financials, selection among banks contributed the most, followed by investment choices among insurance companies and overall positioning in real estate investment trusts.
•Picks among industrial issuers also notably aided relative performance, as did a sizable underweight in the sector.
•Within industrials, selection among consumer-focused companies led the way. Positioning among information technology issuers in the benchmark provided a further boost, along with picks in the energy category.
•Holding of bonds issued by electric utility companies modestly contributed.
•In terms of yield-curve positioning, the fund benefited from overweight exposure to the intermediate-maturity 5-10 year portion of the curve.
•Outside of corporate credit, an allocation to U.S. Treasuries and cash - held for liquidity and risk-management purposes - meaningfully detracted. This negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000 and the current sales charge was paid. Class A $9,600 $9,512 $10,346 $10,597 $10,494 $11,830 $12,750 $13,036 $10,975 $11,051 $12,106 Bloomberg U.S. Credit Bond Index $10,000 $9,957 $10,868 $11,074 $10,965 $12,389 $13,269 $13,569 $11,611 $11,709 $12,761 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class A (incl. 4.00% sales charge) 5.16% -0.35% 1.93% Class A (without 4.00% sales charge) 9.54% 0.46% 2.35% Bloomberg U.S. Credit Bond Index 8.98% 0.59% 2.47% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,001,136,363
Holdings Count | shares	621
Advisory Fees Paid, Amount	$ 6,038,514
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,001,136,363
Number of Holdings	621
Total Advisory Fee	$6,038,514
Portfolio Turnover	30%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 9.8 AAA 0.1 AA 0.0 A 17.0 BBB 60.7 BB 6.5 B 0.7 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 5.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.4 U.S. Treasury Obligations 9.8 Asset-Backed Securities 0.3 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) United States 79.9 United Kingdom 4.0 Canada 3.3 Ireland 2.6 France 2.1 Germany 1.9 Switzerland 1.4 Netherlands 1.1 Spain 0.9 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 9.5 Bank of America Corp 2.1 JPMorgan Chase & Co 1.9 Boeing Co 1.5 UBS Group AG 1.4 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.1 Wells Fargo & Co 1.1 Duke Energy Corp 1.1 HSBC Holdings PLC 1.1 CVS Health Corp 1.1 21.9
Fidelity Advisor Corporate Bond Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class C
Trading Symbol	FCCCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 160	1.54%

Expenses Paid, Amount	$ 160
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark for the fiscal year, while sector positioning had a roughly neutral impact overall.
•Bond picks among issuers in the financials sector added the most value. Having greater-than-benchmark exposure to financials also helped.
•Within financials, selection among banks contributed the most, followed by investment choices among insurance companies and overall positioning in real estate investment trusts.
•Picks among industrial issuers also notably aided relative performance, as did a sizable underweight in the sector.
•Within industrials, selection among consumer-focused companies led the way. Positioning among information technology issuers in the benchmark provided a further boost, along with picks in the energy category.
•Holding of bonds issued by electric utility companies modestly contributed.
•In terms of yield-curve positioning, the fund benefited from overweight exposure to the intermediate-maturity 5-10 year portion of the curve.
•Outside of corporate credit, an allocation to U.S. Treasuries and cash - held for liquidity and risk-management purposes - meaningfully detracted. This negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class C $10,000 $9,833 $10,606 $10,792 $10,607 $11,856 $12,690 $12,876 $10,756 $10,832 $11,865 Bloomberg U.S. Credit Bond Index $10,000 $9,957 $10,868 $11,074 $10,965 $12,389 $13,269 $13,569 $11,611 $11,709 $12,761 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class C (incl. contingent deferred sales charge) 7.71% -0.29% 1.72% Class C 8.71% -0.29% 1.72% Bloomberg U.S. Credit Bond Index 8.98% 0.59% 2.47% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,001,136,363
Holdings Count | shares	621
Advisory Fees Paid, Amount	$ 6,038,514
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,001,136,363
Number of Holdings	621
Total Advisory Fee	$6,038,514
Portfolio Turnover	30%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 9.8 AAA 0.1 AA 0.0 A 17.0 BBB 60.7 BB 6.5 B 0.7 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 5.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.4 U.S. Treasury Obligations 9.8 Asset-Backed Securities 0.3 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) United States 79.9 United Kingdom 4.0 Canada 3.3 Ireland 2.6 France 2.1 Germany 1.9 Switzerland 1.4 Netherlands 1.1 Spain 0.9 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 9.5 Bank of America Corp 2.1 JPMorgan Chase & Co 1.9 Boeing Co 1.5 UBS Group AG 1.4 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.1 Wells Fargo & Co 1.1 Duke Energy Corp 1.1 HSBC Holdings PLC 1.1 CVS Health Corp 1.1 21.9
Fidelity U.S. Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® U.S. Bond Index Fund
Class Name	Fidelity® U.S. Bond Index Fund
Trading Symbol	FXNAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® U.S. Bond Index Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® U.S. Bond Index Fund	$ 3	0.02%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.02%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by late-period gains as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Given the large number of securities in the index (roughly 13,600) and the significant costs associated with full replication of the index, we construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Fidelity® U.S. Bond Index Fund $10,000 $10,157 $10,764 $10,806 $10,674 $11,776 $12,539 $12,517 $11,075 $10,946 $11,736 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Fidelity® U.S. Bond Index Fund 7.21% -0.07% 1.61% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 59,137,195,352
Holdings Count | shares	9,428
Advisory Fees Paid, Amount	$ 14,113,948
Investment Company Portfolio Turnover	43.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$59,137,195,352
Number of Holdings	9,428
Total Advisory Fee	$14,113,948
Portfolio Turnover	43%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 69.5 AAA 2.8 AA 2.6 A 13.2 BBB 11.2 BB 0.4 Not Rated 0.8 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.5)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 42.8 Corporate Bonds 26.4 U.S. Government Agency - Mortgage Securities 26.0 CMOs and Other Mortgage Related Securities 1.6 Foreign Government and Government Agency Obligations 1.4 Supranational Obligations 0.8 U.S. Government Agency Obligations 0.7 Municipal Securities 0.5 Asset-Backed Securities 0.3 Other Investments 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.5)% United States 93.9 United Kingdom 1.1 Canada 1.1 Multi-national 0.8 Japan 0.6 Mexico 0.2 Germany 0.2 Belgium 0.2 Australia 0.2 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 34.2 Fannie Mae Mortgage pass-thru certificates 10.8 Freddie Mac Gold Pool 8.6 US Treasury Bonds 8.6 Ginnie Mae II Pool 4.9 Ginnie Mae I Pool 1.1 Freddie Mac Multiclass Mortgage participation certificates 0.9 Bank of America Corp 0.9 JPMorgan Chase & Co 0.7 Uniform Mortgage Backed Securities 0.6 71.3
Fidelity Flex U.S. Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® U.S. Bond Index Fund
Class Name	Fidelity Flex® U.S. Bond Index Fund
Trading Symbol	FIBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity Flex® U.S. Bond Index Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® U.S. Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by late-period gains as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Given the large number of securities in the index (roughly 13,600) and the significant costs associated with full replication of the index, we construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.
•Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE March 9, 2017 through August 31, 2024. Initial investment of $10,000. Fidelity Flex® U.S. Bond Index Fund $10,000 $10,399 $10,283 $11,340 $12,077 $12,042 $10,659 $10,528 Bloomberg U.S. Aggregate Bond Index $10,000 $10,410 $10,300 $11,348 $12,083 $12,073 $10,682 $10,555 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity Flex® U.S. Bond Index Fund 7.21% -0.09% 1.63% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.68% A From March 9, 2017 Visit www.401k.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Mar. 09, 2017
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,412,947,179
Holdings Count | shares	4,419
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	65.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,412,947,179
Number of Holdings	4,419
Total Advisory Fee	$0
Portfolio Turnover	65%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 69.5 AAA 3.3 AA 2.7 A 13.1 BBB 12.1 BB 0.4 Not Rated 0.3 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.4)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 43.5 Corporate Bonds 27.3 U.S. Government Agency - Mortgage Securities 25.3 Foreign Government and Government Agency Obligations 1.5 CMOs and Other Mortgage Related Securities 1.2 Supranational Obligations 1.1 U.S. Government Agency Obligations 0.7 Municipal Securities 0.4 Asset-Backed Securities 0.2 Other Investments 0.2 Preferred Securities 0.0 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (1.4)% United States 93.2 Canada 1.2 United Kingdom 1.1 Multi-national 1.1 Japan 0.6 Mexico 0.4 Germany 0.3 Australia 0.2 Spain 0.2 Others 1.7 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 33.9 Fannie Mae Mortgage pass-thru certificates 10.7 US Treasury Bonds 9.6 Freddie Mac Gold Pool 7.4 Ginnie Mae II Pool 4.7 Uniform Mortgage Backed Securities 1.4 Ginnie Mae I Pool 1.1 Bank of America Corp 0.8 Freddie Mac Multiclass Mortgage participation certificates 0.7 Goldman Sachs Group Inc/The 0.6 70.9
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455  or by sending an e-mail to fidfunddocuments@fidelity.com.

The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.

Material Fund Change Expenses [Text Block]	The fund added a contractual proxy and shareholder meeting expense cap during the reporting period.
Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Updated Prospectus Phone Number	1-800-544-3455
Updated Prospectus Email Address	fidfunddocuments@fidelity.com
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Series Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Bond Index Fund
Class Name	Fidelity® Series Bond Index Fund
Trading Symbol	FIFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Bond Index Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by late-period gains as the bond market priced in anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high levels of volatility.
•Given the large number of securities in the index (roughly 13,600) and the significant costs associated with full replication of the index, we construct the portfolio using optimization. This approach minimizes the differences between risk exposures of the fund relative to the index.  Exposures include duration, key rate durations, credit quality, sector and issuer allocation, and other factors.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE April 26, 2019 through August 31, 2024. Initial investment of $10,000. Fidelity® Series Bond Index Fund $10,000 $10,601 $11,282 $11,266 $9,962 $9,850 Bloomberg U.S. Aggregate Bond Index $10,000 $10,596 $11,282 $11,272 $9,974 $9,855 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Fidelity® Series Bond Index Fund 7.24% -0.07% 1.03% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.05% A From April 26, 2019 Visit www.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Apr. 26, 2019
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 25,937,339,168
Holdings Count | shares	8,841
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$25,937,339,168
Number of Holdings	8,841
Total Advisory Fee	$0
Portfolio Turnover	50%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 70.5 AAA 2.9 AA 2.5 A 13.0 BBB 10.8 BB 0.6 Not Rated 0.6 QUALITY DIVERSIFICATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.9)% We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. U.S. Treasury Obligations 44.3 Corporate Bonds 25.5 U.S. Government Agency - Mortgage Securities 25.6 Foreign Government and Government Agency Obligations 1.6 CMOs and Other Mortgage Related Securities 1.4 Supranational Obligations 1.1 U.S. Government Agency Obligations 0.6 Municipal Securities 0.4 Asset-Backed Securities 0.3 Other Investments 0.1 ASSET ALLOCATION (% of Fund's net assets) Short-Term Investments and Net Other Assets (Liabilities) - (0.9)% United States 93.5 Canada 1.2 Multi-national 1.1 United Kingdom 1.1 Japan 0.6 Mexico 0.3 Germany 0.2 Australia 0.2 Spain 0.2 Others 1.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 35.1 Fannie Mae Mortgage pass-thru certificates 10.7 US Treasury Bonds 9.2 Freddie Mac Gold Pool 8.1 Ginnie Mae II Pool 4.9 Ginnie Mae I Pool 1.0 Uniform Mortgage Backed Securities 0.9 Bank of America Corp 0.8 Freddie Mac Multiclass Mortgage participation certificates 0.8 JPMorgan Chase & Co 0.7 72.2
Fidelity Series Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Government Money Market Fund
Class Name	Fidelity® Series Government Money Market Fund
Trading Symbol	FGNXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Series Government Money Market Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Government Money Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 2,367,257,097
Holdings Count | shares	415
Advisory Fees Paid, Amount	$ 0
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,367,257,097
Number of Holdings	415
Total Advisory Fee	$0

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 62.4 8-30 8.1 31-60 17.0 61-90 5.7 91-180 7.9 >180 0.9 Repurchase Agreements 37.6 U.S. Treasury Obligations 35.8 U.S. Government Agency - Debt 28.7 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (2.1)%
Material Fund Change [Text Block]
How has the Fund changed?

This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .

The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Material Fund Change Risks Change [Text Block]	The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.
The fund's principal investment risks were updated in connection with the implementation of recent rule amendments related to money market funds adopted by the SEC.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since September 1, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available by October 30, 2024 at fundresearch.fidelity.com/prospectus/sec or upon request at 1-800-544-8544 .
Updated Prospectus Phone Number	1-800-544-8544
Updated Prospectus Web Address	fundresearch.fidelity.com/prospectus/sec
Fidelity Advisor Corporate Bond Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class Z
Trading Symbol	FIKOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark for the fiscal year, while sector positioning had a roughly neutral impact overall.
•Bond picks among issuers in the financials sector added the most value. Having greater-than-benchmark exposure to financials also helped.
•Within financials, selection among banks contributed the most, followed by investment choices among insurance companies and overall positioning in real estate investment trusts.
•Picks among industrial issuers also notably aided relative performance, as did a sizable underweight in the sector.
•Within industrials, selection among consumer-focused companies led the way. Positioning among information technology issuers in the benchmark provided a further boost, along with picks in the energy category.
•Holding of bonds issued by electric utility companies modestly contributed.
•In terms of yield-curve positioning, the fund benefited from overweight exposure to the intermediate-maturity 5-10 year portion of the curve.
•Outside of corporate credit, an allocation to U.S. Treasuries and cash - held for liquidity and risk-management purposes - meaningfully detracted. This negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the life of Fund? CUMULATIVE PERFORMANCE October 2, 2018 through August 31, 2024. Initial investment of $10,000. Class Z $10,000 $11,334 $12,275 $12,601 $10,652 $10,761 $11,848 Bloomberg U.S. Credit Bond Index $10,000 $11,331 $12,135 $12,409 $10,618 $10,708 $11,670 Bloomberg U.S. Aggregate Bond Index $10,000 $11,086 $11,804 $11,794 $10,436 $10,311 $11,064 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year Life of Fund A Class Z 10.10% 0.89% 2.91% Bloomberg U.S. Credit Bond Index 8.98% 0.59% 2.64% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.72% A From October 2, 2018 Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Inception Date	Oct. 02, 2018
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,001,136,363
Holdings Count | shares	621
Advisory Fees Paid, Amount	$ 6,038,514
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,001,136,363
Number of Holdings	621
Total Advisory Fee	$6,038,514
Portfolio Turnover	30%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 9.8 AAA 0.1 AA 0.0 A 17.0 BBB 60.7 BB 6.5 B 0.7 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 5.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.4 U.S. Treasury Obligations 9.8 Asset-Backed Securities 0.3 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) United States 79.9 United Kingdom 4.0 Canada 3.3 Ireland 2.6 France 2.1 Germany 1.9 Switzerland 1.4 Netherlands 1.1 Spain 0.9 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 9.5 Bank of America Corp 2.1 JPMorgan Chase & Co 1.9 Boeing Co 1.5 UBS Group AG 1.4 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.1 Wells Fargo & Co 1.1 Duke Energy Corp 1.1 HSBC Holdings PLC 1.1 CVS Health Corp 1.1 21.9
Fidelity Advisor Corporate Bond Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Corporate Bond Fund
Class Name	Fidelity Advisor® Corporate Bond Fund Class I
Trading Symbol	FCBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains information about Fidelity® Corporate Bond Fund for the period September 1, 2023 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last year?
(based on hypothetical $10,000 investment)

FUND COST (PREVIOUS YEAR)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 52	0.50%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.50%
Factors Affecting Performance [Text Block]	What affected the Fund's performance this period?

•U.S. taxable investment-grade bonds posted a strong advance for the 12 months ending August 31, 2024, helped by a late-period gain, as the bond market reflected anticipated interest-rate reductions by the U.S. Federal Reserve, which are expected to start in September. The full 12-month period was marked by high volatility.
•Against this backdrop, security selection contributed to the fund's performance versus the benchmark for the fiscal year, while sector positioning had a roughly neutral impact overall.
•Bond picks among issuers in the financials sector added the most value. Having greater-than-benchmark exposure to financials also helped.
•Within financials, selection among banks contributed the most, followed by investment choices among insurance companies and overall positioning in real estate investment trusts.
•Picks among industrial issuers also notably aided relative performance, as did a sizable underweight in the sector.
•Within industrials, selection among consumer-focused companies led the way. Positioning among information technology issuers in the benchmark provided a further boost, along with picks in the energy category.
•Holding of bonds issued by electric utility companies modestly contributed.
•In terms of yield-curve positioning, the fund benefited from overweight exposure to the intermediate-maturity 5-10 year portion of the curve.
•Outside of corporate credit, an allocation to U.S. Treasuries and cash - held for liquidity and risk-management purposes - meaningfully detracted. This negative was somewhat offset by underweighting other government-related categories, as these bonds lagged credit in an improving market environment.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of the Fund's future performance.
Line Graph [Table Text Block]	How did the Fund perform over the past 10 years? CUMULATIVE PERFORMANCE August 31, 2014 through August 31, 2024. Initial investment of $10,000. Class I $10,000 $9,937 $10,839 $11,134 $11,058 $12,502 $13,510 $13,850 $11,692 $11,807 $12,969 Bloomberg U.S. Credit Bond Index $10,000 $9,957 $10,868 $11,074 $10,965 $12,389 $13,269 $13,569 $11,611 $11,709 $12,761 Bloomberg U.S. Aggregate Bond Index $10,000 $10,156 $10,761 $10,814 $10,701 $11,789 $12,553 $12,542 $11,098 $10,965 $11,765 2014 2015 2016 2017 2018 2019 2020 2021 2022 2023 2024
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS: 1 Year 5 Year 10 Year Class I 9.84% 0.74% 2.63% Bloomberg U.S. Credit Bond Index 8.98% 0.59% 2.47% Bloomberg U.S. Aggregate Bond Index 7.30% -0.04% 1.64% Visit institutional.fidelity.com for more recent performance information. The Fund's past performance is not a good predictor of the Fund's future performance. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Net Assets	$ 2,001,136,363
Holdings Count | shares	621
Advisory Fees Paid, Amount	$ 6,038,514
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of August 31, 2024)
KEY FACTS
Fund Size	$2,001,136,363
Number of Holdings	621
Total Advisory Fee	$6,038,514
Portfolio Turnover	30%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 9.8 AAA 0.1 AA 0.0 A 17.0 BBB 60.7 BB 6.5 B 0.7 Not Rated 0.2 Short-Term Investments and Net Other Assets (Liabilities) 5.0 QUALITY DIVERSIFICATION (% of Fund's net assets) We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 84.4 U.S. Treasury Obligations 9.8 Asset-Backed Securities 0.3 Preferred Securities 0.3 Foreign Government and Government Agency Obligations 0.1 Other Investments 0.1 Municipal Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 5.0 ASSET ALLOCATION (% of Fund's net assets) United States 79.9 United Kingdom 4.0 Canada 3.3 Ireland 2.6 France 2.1 Germany 1.9 Switzerland 1.4 Netherlands 1.1 Spain 0.9 Others 2.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 9.5 Bank of America Corp 2.1 JPMorgan Chase & Co 1.9 Boeing Co 1.5 UBS Group AG 1.4 AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.1 Wells Fargo & Co 1.1 Duke Energy Corp 1.1 HSBC Holdings PLC 1.1 CVS Health Corp 1.1 21.9